Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	Years Ended December 31,
	2020	2019
	A$	A$
Raw materials	761,279	411,233
Work in progress	640,885	213,080
Finished goods	477,689	453,751
	1,879,853	1,078,064

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	Years Ended December 31,
	2020	2019
	A$	A$
Accounts receivable	73,073	116,626
Allowance for doubtful debts	0	0
	73,073	116,626

Disaggregation of Revenue [Table Text Block]
	Years Ended December 31,
	2020	2019
	A$	A$
Major product/service lines
Coagulation test devices	2,565,747	4,863,347
Coagulation testing services	568,528	1,094,669
Contract research and development	0	703,239
Quarterly service fees	0	164,577
Other services	68,334	71,367
	3,202,609	6,897,199

Timing of revenue recognition
Products and services transferred at a point in time	3,202,609	6,897,199
	3,202,609	6,897,199

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	Years Ended December 31,
	2020	2019
	A$	A$
Receivables	73,073	116,626
Contract liabilities
- current	1,628,426	2,682,404
- non-current	0	1,421,680
	Years Ended December 31,
	2020	2019
	A$	A$
Contract Liabilities - Current
Opening balance	2,682,404	2,356,583
Closing balance	1,628,426	2,682,404
Increase/(decrease)	(1,053,978)	325,821
Contract Liabilities - Non-Current
Opening balance	1,421,680	3,463,737
Closing balance	0	1,421,680
Increase/(decrease)	(1,421,680)	(2,042,057)

Interest and Other Income [Table Text Block]
	Years Ended December 31,
	2020	2019
	A$	A$
Insurance recovery	674,083	0
Federal and state government subsidies	1,265,149	0
Rental income	180,631	41,900
Other income	2,988	15,267
	2,122,851	57,167

Lessee, Operating Leases, Supplemental Balance Sheet Infomormation [Table Text Block]
Year Ended December 31, 2020
A$
Operating lease right-of-use assets:
Non-current	4,024,962
Operating lease liabilities:
Current	524,844
Non-current	3,594,531

Weighted average remaining lease terms (in years)	7.0
Weighted average discount rate	6.0%

Lease, Cost [Table Text Block]
Year Ended December 31, 2020
A$
Fixed payment operating lease expense	771,693
Variable payment operating lease expense	-
Short-term lease expense	100,361
Sub-lease income	180,631

Lessee, Operating Lease, Supplemental Cash Flow Information [Table Text Block]
Year Ended December 31, 2020
A$
Cash paid for amounts included in the measurement of liabilities	-
Operating cash flows from operating leases	677,235
ROU assets obtained in exchange for new operating lease liabilities	-

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
	Years Ended December 31,
	2020	2019
	A$	A$
2020	-	735,928
2021	768,731	665,014
2022	664,311	173,374
2023	669,331	1,188
2024	692,009	-
2025	716,229	-
Thereafter	1,701,985	-
Total future lease payments	5,212,597	1,575,504
Less: imputed interest	1,093,222	0
Total operating lease liabilities	4,119,375	1,575,504
Current	524,844	0
Non-current	3,594,531	0

Comprehensive Income (Loss) [Table Text Block]
	Before-Tax Amount	Tax(Expense)/ Benefit	Net-of-Tax Amount
	A$	A$	A$
2020
Foreign currency translation reserve	48,671	0	48,671
Reclassification for gains realised in net income	0	0	0
Other comprehensivegain	48,671	0	48,671

2019
Foreign currency translation reserve	(15,571)	0	(15,571)
Reclassification for gains realised in net income	0	0	0
Other comprehensive loss	(15,571)	0	(15,571)